[EATON VANCE LOGO]                                [PICTURE OF EIFFEL TOWER]






Annual Report October 31, 1999




[PICTURE OF BUILDING]              EATON VANCE

                                   TAX-MANAGED

                                  INTERNATIONAL

                                     GROWTH

                                      FUND


                      Global Management-Global Distribution




[PICTURE OF STADIUM]

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 1999
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO]
James B. Hawkes
President

Eaton Vance Tax-Managed International Growth Fund, Class A shares, had a total return of 37.56% during the year ended October 31, 1999. That return was the result of an increase in net asset value per share (NAV) from $8.84 on October 31, 1998 to $12.16 on October 31, 1999.(1) Class B shares had a total return of 36.55% for the same period, the result of an increase in NAV from $8.81 to $12.03.(1) Class C shares had a total return of 36.36% for the same period, the result of an increase in NAV from $8.80 to $12.00.(1)

By comparison, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (EAFE) - a broad-based, unmanaged market index of international stocks - had a total return of 23.03% between October 31, 1998 and October 31, 1999.(2)


ENCOURAGING GROWTH CHARACTERIZED THE EUROPEAN AND JAPANESE MARKETS OVER THE PAST YEAR ...

Europe today presents interesting parallels to the United States a decade or so ago: corporate restructurings and merger activity, combined with a healthy economy, have paved the way for a period of strong earnings growth and rising stock prices.

The European Monetary Union should facilitate business and may boost growth rates by as much as 0.5% of Gross Domestic Product, according to some experts. Meanwhile, Japan has staged a comeback few could have envisioned only a year ago.

THE CYCLICAL NATURE OF THE MARKETS MAY LEAD TO A SWING IN FAVOR OF INTERNATIONAL EQUITIES ...

Overseas markets have offered exceptional investment opportunities and a historical record of superior returns. At Eaton Vance, we believe that an investor who allocates between international investments and those in the U.S. markets can help reduce overall portfolio volatility, while increasing potential returns. On the following pages, portfolio manager Armin Lang discusses the international equity markets' performance over the past 12 months and offers his outlook for the future.

                                        Sincerely,

                                        /s/ James B. Hawkes

                                        James B. Hawkes
                                        President
                                        December 12, 1999

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF OCTOBER 31, 1999

PERFORMANCE(3)                          CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                 37.56%    36.55%    36.36%
Life of Fund+                            13.64     12.84     12.66
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                 29.64%    31.55%    35.36%
Life of Fund+                             9.32      9.75     12.66

+Inception Dates - Class A: 4/22/98; Class B: 4/22/98; Class C:4/22/98

TEN LARGEST EQUITY HOLDINGS(4)
---------------------------------------------
Kingston Communication (Hull) PLC       2.1%
Rentokil Initial                        1.8
NTT Mobile Communication Network, Inc.  1.7
Elan Corp., PLC ADR                     1.5
Nokia Oyj                               1.5
Sankyo Co. Ltd.                         1.4
Schweizer Rueckversicherung             1.3
Aegon NV                                1.3
Mih Ltd.                                1.3
Nomura Securities Co. Ltd.              1.3

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest equity holdings accounted for 15.2% of the Portfolio's net assets. Holdings are subject to change. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
     MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR
      OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
               SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING
                      POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 1999
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

AN INTERVIEW WITH ARMIN J. LANG, PORTFOLIO MANAGER OF TAX-MANAGED INTERNATIONAL GROWTH FUND

[PHOTO]
Armin J. Lang
Portfolio Manager

Q: ARMIN, CAN YOU GIVE US AN OVERVIEW OF THE INTERNATIONAL MARKETS OVER THE LAST
   TWELVE MONTHS?

A: The international markets this past year were similar to the U.S. market ten years ago. Europe and Japan in the late 1990s are very much comparable to the United States in the late 1980s. A year ago, the Japanese market, in particular, had everything going for it: restructuring had started, and there was very decent economic growth, which translated into good growth for companies.

   However, whereas in Europe this kind of growth is visible, in Japan there was a lot of doubt a year ago as to the validity of Japan's comeback. The average weighting in Japan for international portfolios was approximately 10%, whereas we started out at around 20%, which helped the Fund's performance this year. Now the growth has become more visible in Japan as well - growth is evident across the board, and restructuring plans appear everywhere. After a decade of underperformance, Japan was just ripe for a turnaround. It's the biggest surprise of the year, at least to a lot of people. And we were able to participate.

Q: THE FUND ENJOYED VERY STRONG RETURNS THIS YEAR. WAS THERE ANY ONE FACTOR THAT
   CONTRIBUTED TO ITS PERFORMANCE?

A: While there wasn't one big "home-run" stock, there were many successful stories for the Fund this year. We have been very consistent in our management style since we started the Fund: of the stocks we bought a year and a half ago, we still own the vast majority of them. Our market-capitalization approach has been focused on large-capitalization stocks, which have performed very well for us. Regional distribution is still about 50% Europe, 20% UK, and 20% Japan. We believe our consistency aided our performance a great deal.

Q: WHAT WERE SOME OF THE BIG STORIES OVER THE PAST YEAR?

A: We've seen a couple of interesting trends. One has been the emergence of telecommunications across the globe as one of the dominant growth industries. That includes not only the

GLOBAL WEIGHTINGS+
--------------------------------------------------------------------------------
By total net assets
[CHART]

Other              11.9%
Asia               22.5%
United Kingdom     21.1%
Continental Europe 43.9%

FIVE LARGEST SECTOR POSITIONS+
--------------------------------------------------------------------------------
By total net assets
[CHART]

Telecommunication  16.8%
Drugs               9.5%
Banking             8.7%
Insurance           5.6%
Financial Services  5.1%

+ Global weightings and fund sector holdings are subject to change due to active management. Five largest sector holdings account for 45.7% of the Fund.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 1999
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

   old telephone companies like British Telecom, but also the second tier - extremely fast-growing telecom companies like Energis and Kingston Communication, which were two of the Fund's top holdings as of October 31, 1999. They're growing extremely quickly, and the stocks have been very attractively priced. The second story has been one of accelerating growth. If you look at the stocks the Fund owns, the majority of them have not only very good growth numbers, but also have demonstrated accelerating growth rates at a reasonable price. Kingston and Elan were good examples of this.

   Another surprise this year was that a lot of the companies viewed as "richly valued," that is to say, overpriced, continued to excel. A prime example is Nokia, which a year ago wasn't viewed as an inexpensive stock, but it continued to deliver and was at an all-time high in early December of this year. It's still not a low-priced stock, but it could continue to accelerate earnings growth. We might be able to look back five years from now and say that Nokia stock was relatively inexpensive back in 1999.

Q: THERE HAS BEEN SIGNIFICANT TAKEOVER ACTIVITY IN THE EUROPEAN MARKETS IN THE
   LAST YEAR. HOW WAS THE FUND AFFECTED?

A: We had our share of takeovers this year, which tells me that we are on the right track. It indicates that we aren't the only ones identifying great growth opportunities at reasonable prices. In the telecommunications sector, Telecom Italia was taken over by its domestic rival Olivetti, and Vodafone is in talks to merge with Mannesmann. In retail, the French company Carrefour Supermarche acquired Promodes, another supermarket retailer. Clearly, others have discovered the value of these companies; fortunately it was after we did. There has been so much takeover activity, especially in Europe, and the deals seem to get bigger and bigger each time - there seems to be no upside limit to these buyouts. The way these mergers are constructed now is very different from the way they were ten years ago. No one is safe - there isn't a company so big that it is not a potential takeover target.

Q: DOES THE FUND'S STRONG PERFORMANCE THIS YEAR HAVE ANY AFFECT ON THE
   INVESTMENT GOAL OF TAX-EFFICIENCY?

A: We've been able this year to provide strong returns combined with tax-efficiency. It's worth emphasizing that there won't be any capital gains this year to dilute total returns. We're happy to put the money where it belongs, in the shareholders' pockets. We manage the Fund to have low turnover, with the goal of always being as tax-efficient as possible.

Q: WHAT CAN WE EXPECT IN THE INTERNATIONAL MARKETS IN THE FUTURE?

A: Since the Fund expects to hold investments for five-to-ten years, I would hesitate to comment on any short-term developments. But as we said earlier, if you go back and look at the U.S. economy and equity market 10 years ago, you can find a lot of parallels in Europe and Japan today.

   The U.S. and international markets historically move in long cycles. We have recently seen a long, very successful cycle in U.S. equities over the last decade. The question is: What now over the next decade? I think a case can be made for U.S. equities underperforming international stocks by a wide margin. The outperformance over the last 10 years has been about 300% for U.S. large-cap stocks versus international large-cap stocks. If even some of that trend reverses, international equity funds would appear to be the place to be. Going forward, international stocks have many attractive attributes: great growth, decent valuation, low inflation in the majority of economies, and low bond yields - all very appealing over the long-term.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 1999
--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

[GRAPH]
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND, CLASS A VS. THE EUROPE, AUSTRALASIA & FAR EAST INDEX*

             Date         Fund/NAV         Fund/MOP             EAFE
          4/30/98          $10,000           $9,425          $10,000
          5/31/98           $9,990           $9,415           $9,954
          6/30/98           $9,949           $9,377          $10,031
          7/31/98          $10,102           $9,521          $10,135
          8/31/98           $8,861           $8,351           $8,882
          9/30/98           $8,433           $7,948           $8,612
         10/31/98           $8,993           $8,476           $9,512
         11/30/98           $9,552           $9,003          $10,002
         12/31/98           $9,766           $9,204          $10,399
          1/31/99           $9,512           $8,965          $10,370
          2/28/99           $9,359           $8,821          $10,126
          3/31/99           $9,908           $9,338          $10,551
          4/30/99          $10,234           $9,645          $10,981
          5/31/99           $9,939           $9,367          $10,417
          6/30/99          $10,661          $10,048          $10,826
          7/31/99          $11,200          $10,556          $11,150
          8/31/99          $11,587          $10,920          $11,194
          9/30/99          $11,811          $11,131          $11,309
         10/31/99          $12,370          $11,659          $11,735

[GRAPH]
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND, CLASS B VS. THE EUROPE, AUSTRALASIA & FAR EAST INDEX*

             Date         Fund/NAV             EAFE
          4/30/98          $10,000          $10,000
          5/31/98           $9,980           $9,954
          6/30/98           $9,929          $10,031
          7/31/98          $10,081          $10,135
          8/31/98           $8,840           $8,882
          9/30/98           $8,403           $8,612
         10/31/98           $8,962           $9,512
         11/30/98           $9,512          $10,002
         12/31/98           $9,725          $10,399
          1/31/99           $9,461          $10,370
          2/28/99           $9,298          $10,126
          3/31/99           $9,837          $10,551
          4/30/99          $10,153          $10,981
          5/31/99           $9,868          $10,417
          6/30/99          $10,570          $10,826
          7/31/99          $11,109          $11,150
          8/31/99          $11,475          $11,194
          9/30/99          $11,689          $11,309
         10/31/99          $12,238          $11,735

[GRAPH]
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND, CLASS C VS. THE EUROPE, AUSTRALASIA & FAR EAST INDEX*

             Date         Fund/NAV             EAFE
          4/30/98          $10,000          $10,000
          5/31/98           $9,969           $9,954
          6/30/98           $9,929          $10,031
          7/31/98          $10,071          $10,135
          8/31/98           $8,830           $8,882
          9/30/98           $8,393           $8,612
         10/31/98           $8,952           $9,512
         11/30/98           $9,502          $10,002
         12/31/98           $9,705          $10,399
          1/31/99           $9,440          $10,370
          2/28/99           $9,288          $10,126
          3/31/99           $9,817          $10,551
          4/30/99          $10,132          $10,981
          5/31/99           $9,837          $10,417
          6/30/99          $10,539          $10,826
          7/31/99          $11,078          $11,150
          8/31/99          $11,434          $11,194
          9/30/99          $11,648          $11,309
         10/31/99          $12,208          $11,735

PERFORMANCE+                            CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                 37.56%    36.55%    36.36%
Life of Fund+                            13.64     12.84     12.66
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                  29.64%   31.55%    35.36%
Life of Fund+                              9.32     9.75     12.66

+Inception Dates - Class A: 4/22/98; Class B: 4/22/98; Class C:4/22/98

* Source: TowersData, Bethesda, MD. Investment operations commenced 4/22/98. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

  The chart compares the Fund's total return with that of the Morgan Stanley Capital International Europe, Australasia, and Far East Index (EAFE), a broad-based, unmanaged market index of international stocks. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The Index's returns use net dividends which reflect the deduction of withholding taxes. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the EAFE Index. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

+ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 1999
--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

AFTER-TAX PERFORMANCE
AS OF OCTOBER 31, 1999

The table below sets forth the Fund's pre-tax and after-tax performance. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

--------------------------------------------------------------------------------
PRE-TAX AND AFTER-TAX AVERAGE ANNUAL RETURNS
AT NET ASSET VALUE FOR THE PERIOD ENDED OCTOBER 31, 1999

1 YEAR                     PRE-TAX     AFTER-TAX     TAX-EFFICIENCY
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
      Class A               37.56%      37.56%       100.00%
      Class B               36.55%      36.55%       100.00%
      Class C               36.36%      36.36%       100.00%
LIFE OF FUND*             PRE-TAX  AFTER-TAX         TAX-EFFICIENCY
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
      Class A               13.64%     13.64%        100.00%
      Class B               12.84%     12.84%        100.00%
      Class C               12.66%     12.66%        100.00%

*Inception Dates - Class A: 4/22/98; Class B: 4/22/98; Class C:4/22/98 Source:TowersData, Bethesda, Md
--------------------------------------------------------------------------------

Pre-tax returns are calculated by determining the percentage change in net asset value with all distributions reinvested in Fund shares. After-tax returns are calculated similarly, except that distributions are reduced by federal income taxes before reinvestment.

The highest historical federal tax rates (currently 39.6% for dividends and 20% for capital gains) are used. The after-tax calculations do not take into account state or local taxes or the federal alternative minimum tax. If an investor sells Fund shares, any realized gains will be subject to taxes not reflected in the after-tax returns shown above.

The performance does not include the effects of the Class A shares initial sales charge (5.75% maximum) or any applicable contingent deferred sales charge (5.00% maximum for Class B shares and 1% for Class C shares redeemed in the first year).

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The after-tax returns shown above are not applicable to shares held in tax-deferred accounts (such as IRA or 401(k) accounts)and shares held by non-taxable entities (such as qualified pension plans and charities).

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 1999

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 94.2%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Aerospace and Defense -- 0.6%
----------------------------------------------------------------------
Aerospatiale Matra                               16,000    $   390,168
----------------------------------------------------------------------
                                                           $   390,168
----------------------------------------------------------------------
Airlines -- 0.2%
----------------------------------------------------------------------
Societe Airline France(1)                        10,000    $   166,074
----------------------------------------------------------------------
                                                           $   166,074
----------------------------------------------------------------------
Appliances and Household Durables -- 1.6%
----------------------------------------------------------------------
Aiwa Co. Ltd.                                    25,400    $   618,206
Sony Corp.                                        3,000        467,420
----------------------------------------------------------------------
                                                           $ 1,085,626
----------------------------------------------------------------------
Auto and Parts -- 1.5%
----------------------------------------------------------------------
Bridgestone Corp.                                18,000    $   495,017
Labinal                                           4,200        537,259
----------------------------------------------------------------------
                                                           $ 1,032,276
----------------------------------------------------------------------
Automobiles -- 1.8%
----------------------------------------------------------------------
Honda Motor Co. Ltd.                             10,000    $   421,617
Toyota Motor Co.                                 23,000        795,611
----------------------------------------------------------------------
                                                           $ 1,217,228
----------------------------------------------------------------------
Banking -- 8.7%
----------------------------------------------------------------------
ABN Amro Holdings                                27,142    $   655,881
Allied Irish Banks PLC                           52,660        659,334
Banco Popular Espanola                            1,000         67,270
Banco Santander Central Hispano                  18,000        186,738
Bank of Scotland                                 33,248        414,085
Bank of Tokyo Mitsubishi Ltd. (The)              45,000        745,113
Commerzbank AG                                   12,000        457,229
Dexia                                             3,100        436,627
HSBC Holdings PLC                                22,465        276,655
Lloyds TSB Group PLC                             59,460        820,546
National Australia Bank Ltd.                     16,407        253,040
Svenska Handelbanken "A"                         37,200        514,773
UBS (Schw. Bank Gesellschaft)                     1,000        291,068
Vontobel Holding AG                                 110        186,979
----------------------------------------------------------------------
                                                           $ 5,965,338
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Broadcasting and Cable -- 2.0%
----------------------------------------------------------------------
Mih Ltd.                                         20,000    $   895,000
Primacom AG - ADR                                19,500        516,750
----------------------------------------------------------------------
                                                           $ 1,411,750
----------------------------------------------------------------------
Broadcasting and Publishing -- 1.2%
----------------------------------------------------------------------
Nippon Television Network                           900    $   810,655
----------------------------------------------------------------------
                                                           $   810,655
----------------------------------------------------------------------
Business and Public Services -- 3.8%
----------------------------------------------------------------------
Dai Nippon Printing Co. Ltd.                     35,000    $   637,553
Rentokil Initial                                370,000      1,232,480
Sap AG                                            1,110        412,086
Tas Groep NV(1)                                 103,342        337,817
----------------------------------------------------------------------
                                                           $ 2,619,936
----------------------------------------------------------------------
Chemicals -- 0.9%
----------------------------------------------------------------------
Sumitomo Bakelite Co. Ltd.                       66,000    $   650,767
----------------------------------------------------------------------
                                                           $   650,767
----------------------------------------------------------------------
Computer Services -- 1.9%
----------------------------------------------------------------------
Dolmen Computer Applications                        800    $    15,312
Internet Capital Group, Inc.                      6,000        698,250
Ixl Enterprises, Inc.                            15,000        627,187
----------------------------------------------------------------------
                                                           $ 1,340,749
----------------------------------------------------------------------
Construction and Housing -- 1.7%
----------------------------------------------------------------------
Leighton Holdings Ltd.                          110,000    $   399,587
Volker Wessels Stevin                            45,471        774,272
----------------------------------------------------------------------
                                                           $ 1,173,859
----------------------------------------------------------------------
Data Processing and Reproduction -- 1.1%
----------------------------------------------------------------------
Canon, Inc.                                      26,000    $   734,956
----------------------------------------------------------------------
                                                           $   734,956
----------------------------------------------------------------------
Drugs -- 9.5%
----------------------------------------------------------------------
Astrazeneca PLC                                  11,540    $   519,800
Elan Corp., PLC ADR                              40,000      1,030,000
Glaxo Wellcome PLC                               25,433        749,525
Novartis AG                                         350        523,725

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Drugs (continued)
----------------------------------------------------------------------
Novo Nordisk A/S-B                                4,500    $   539,593
Roche Holding AG                                     45        540,461
Sankyo Co. Ltd.                                  33,000        939,153
Sepracor, Inc.(1)                                 6,000        499,125
Smithkline Beecham PLC                           40,268        518,034
Takeda Chemical Industries Ltd.                  12,000        688,770
----------------------------------------------------------------------
                                                           $ 6,548,186
----------------------------------------------------------------------
Electrical and Electronics -- 1.7%
----------------------------------------------------------------------
Philips Electonics                                1,380    $   141,425
Sagem SA                                          2,500        763,361
Siemens AG                                        3,000        269,765
----------------------------------------------------------------------
                                                           $ 1,174,551
----------------------------------------------------------------------
Electronic Components - Instruments -- 1.9%
----------------------------------------------------------------------
Invensys PLC                                    171,629    $   843,470
Rohm Co.                                          2,000        447,489
----------------------------------------------------------------------
                                                           $ 1,290,959
----------------------------------------------------------------------
Energy Sources -- 1.5%
----------------------------------------------------------------------
BP Amoco PLC                                     51,556    $   494,688
Eni SPA                                          37,000        217,438
Royal Dutch Petroleum Co.                         6,000        358,404
----------------------------------------------------------------------
                                                           $ 1,070,530
----------------------------------------------------------------------
Engineering and Building -- 0.3%
----------------------------------------------------------------------
Technip SA                                        1,950    $   197,791
----------------------------------------------------------------------
                                                           $   197,791
----------------------------------------------------------------------
Financial Services -- 5.1%
----------------------------------------------------------------------
Abbey National                                   40,000    $   780,412
Acom Co. Ltd.                                     5,000        546,186
ING Groep NV                                      8,216        484,298
Julius Baer Holdings                                 50        150,456
Nomura Securities Co. Ltd.                       54,000        890,514
Promise Co. Ltd.                                 10,200        684,170
----------------------------------------------------------------------
                                                           $ 3,536,036
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Food and Household Products -- 3.1%
----------------------------------------------------------------------
Nestle                                              400    $   771,805
Parmalat Finanziaria SPA                        600,000        786,433
Unilever PLC                                     60,000        554,733
----------------------------------------------------------------------
                                                           $ 2,112,971
----------------------------------------------------------------------
Industrial Automation -- 1.2%
----------------------------------------------------------------------
Jot Automation Group Oyi                        166,200    $   855,995
----------------------------------------------------------------------
                                                           $   855,995
----------------------------------------------------------------------
Insurance -- 5.6%
----------------------------------------------------------------------
Aegon NV                                         10,053    $   925,644
Allianz AG Holding                                2,000        608,587
ASR Verzekeringsgroep                             2,050        129,501
AXA Colonia Konzern AG                            3,200        326,261
AXA Company                                       4,600        648,382
Prudential Corp.                                 12,000        187,949
Schweizer Rueckversicherung                         450        933,255
Scor SA                                           1,500         74,891
----------------------------------------------------------------------
                                                           $ 3,834,470
----------------------------------------------------------------------
Leisure and Tourism -- 2.4%
----------------------------------------------------------------------
Northern Leisure PLC                            350,000    $   881,574
Tabcorp Holdings Ltd.                           120,000        760,171
----------------------------------------------------------------------
                                                           $ 1,641,745
----------------------------------------------------------------------
Machinery -- 0.6%
----------------------------------------------------------------------
Buderus                                          26,000    $   437,258
----------------------------------------------------------------------
                                                           $   437,258
----------------------------------------------------------------------
Medical Products -- 0.8%
----------------------------------------------------------------------
Qiagen NV                                        10,000    $   533,750
----------------------------------------------------------------------
                                                           $   533,750
----------------------------------------------------------------------
Merchandising -- 1.3%
----------------------------------------------------------------------
Autobacs Seven Co. Ltd.                          14,800    $   734,611
Woolworths Ltd.                                  41,063        139,483
----------------------------------------------------------------------
                                                           $   874,094
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Miscellaneous Materials and Commodities -- 0.6%
----------------------------------------------------------------------
Mayr-Melnhof                                      3,306    $   147,164
Nitto Denko Corp.                                 7,000        276,351
----------------------------------------------------------------------
                                                           $   423,515
----------------------------------------------------------------------
Multi-Industry -- 1.2%
----------------------------------------------------------------------
Hutchison Whampoa                                13,000    $   130,510
International Muller NV                          16,022        301,449
Orkla As A-Aksjer(1)                             10,000        139,586
Orkla As A-Rights                                11,400         13,648
Tomkins PLC                                      77,159        259,234
----------------------------------------------------------------------
                                                           $   844,427
----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 0.4%
----------------------------------------------------------------------
Repsol SA                                        12,600    $   259,580
----------------------------------------------------------------------
                                                           $   259,580
----------------------------------------------------------------------
Photo Equipment and Supplies -- 1.2%
----------------------------------------------------------------------
Fuji Photo Film                                  25,000    $   802,510
----------------------------------------------------------------------
                                                           $   802,510
----------------------------------------------------------------------
Publishing -- 0.1%
----------------------------------------------------------------------
Agora GDR                                         5,000    $    50,375
----------------------------------------------------------------------
                                                           $    50,375
----------------------------------------------------------------------
Real Estate -- 0.1%
----------------------------------------------------------------------
Fastighets AB Balder                                150    $     1,784
Metroplex Berhad                                225,000         61,579
----------------------------------------------------------------------
                                                           $    63,363
----------------------------------------------------------------------
Retail -- 1.0%
----------------------------------------------------------------------
Carrefour Supermarche                             1,200    $   221,992
Christian Dior SA                                    12          2,147
JJB Sports PLC                                   60,000        455,350
----------------------------------------------------------------------
                                                           $   679,489
----------------------------------------------------------------------
Retail - Food and Drug -- 1.2%
----------------------------------------------------------------------
Colruyt SA                                        8,000    $   438,098
Pizzaexpress PLC                                 28,000        369,859
----------------------------------------------------------------------
                                                           $   807,957
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Software Services -- 2.0%
----------------------------------------------------------------------
Akamai Technologies                                 100    $    14,519
Digital Island, Inc.(1)                          10,000        675,000
Liberate Technologies(1)                         10,000        681,250
----------------------------------------------------------------------
                                                           $ 1,370,769
----------------------------------------------------------------------
Telecommunication Equipment -- 1.4%
----------------------------------------------------------------------
Nokia Oyj                                         8,700    $   995,021
----------------------------------------------------------------------
                                                           $   995,021
----------------------------------------------------------------------
Telecommunications -- 16.8%
----------------------------------------------------------------------
British Telecommunications PLC                   35,439    $   642,287
Cable and Wireless Optus Ltd.(1)                100,000        228,791
Cable and Wireless HKT, Ltd.                     63,696        145,518
Eircom PLC                                       75,000        312,965
Energis (1)                                      25,000        796,657
France Telecom SA                                 9,000        868,892
Global Crossing Ltd.                             20,000        692,500
Kingston Comm (Hull) PLC                        200,000      1,453,837
Mannesmann AG                                     1,900        298,565
NTT Mobile Communication Network, Inc.               45      1,194,423
Portugal Telecom                                  4,900        218,377
Sonera Group PLC ADR                              5,000        600,178
Swisscom AG                                       2,500        762,125
Tele Danmark                                      5,000        303,309
Telecommunication Danmark ADR                    12,000        362,250
Telecom Italia Mobile                           100,000        625,930
Telecom Italia Spa RNC                           33,500        290,533
Telefonica                                       18,726        307,841
Vodafone Group PLC                              180,495        841,135
Versatel Telecom International - ADR             50,000        631,250
----------------------------------------------------------------------
                                                           $11,577,363
----------------------------------------------------------------------
Transportation -- 3.5%
----------------------------------------------------------------------
East Japan Railway Co.                              130    $   795,995
Firstgroup PLC                                  210,000        851,135
Mitsui O.S.K. Lines Ltd.                        354,000        770,008
----------------------------------------------------------------------
                                                           $ 2,417,138
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Utilities - Electrical and Gas -- 2.7%
----------------------------------------------------------------------
Endesa SA                                        40,000    $   800,097
Reunies Electrobel & Tractebel                    2,000        349,386
Scottish Power PLC                               60,000        555,281
Veba AG                                           2,500        135,066
----------------------------------------------------------------------
                                                           $ 1,839,830
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $53,343,442)                           $64,839,055
----------------------------------------------------------------------
PREFERRED STOCKS -- 1.6%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Construction and Housing -- 0.5%
----------------------------------------------------------------------
Dyckerhoff                                       12,570    $   376,552
----------------------------------------------------------------------
                                                           $   376,552
----------------------------------------------------------------------
Health and Personal Care -- 1.1%
----------------------------------------------------------------------
Fresenius                                         4,500    $   735,507
----------------------------------------------------------------------
                                                           $   735,507
----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $1,124,882)                            $ 1,112,059
----------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Entertainment -- 0.0%
----------------------------------------------------------------------
Northern Leisure PLC(1)                          21,000    $    13,956
----------------------------------------------------------------------
                                                           $    13,956
----------------------------------------------------------------------
Multi-Industry -- 0.0%
----------------------------------------------------------------------
IFIL Finanz Di Partecipazoni(1)                     350    $        18
----------------------------------------------------------------------
                                                           $        18
----------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                    $    13,974
----------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
5.16%, 11/1/99                             $      2,447    $ 2,447,000
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $2,447,000)                         $ 2,447,000
----------------------------------------------------------------------
Total Investments -- 99.4%
   (identified cost $56,915,324)                           $68,412,088
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.6%                     $   388,871
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $68,800,959
----------------------------------------------------------------------

 ADR - American Depositary Receipt
 GDR - Global Depository Receipt

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
--------------------------------------------------------------------
Australia                                         2.6%   $ 1,781,072
Austria                                           0.2%       147,164
Belgium                                           1.2%       802,797
Denmark                                           1.7%     1,205,152
Finland                                           3.6%     2,451,194
France                                            6.3%     4,307,584
Germany                                           6.6%     4,573,625
Hong Kong                                         0.4%       276,029
Ireland                                           2.9%     2,002,299
Italy                                             2.8%     1,920,352
Japan                                            22.0%    15,147,097
Malaysia                                          0.1%        61,579
Netherlands                                       9.0%     6,168,690
Norway                                            0.2%       153,234
Poland                                            0.1%        50,375
Portugal                                          0.3%       218,376
Spain                                             2.3%     1,621,526
Sweden                                            0.7%       516,557
Switzerland                                       6.0%     4,159,874
United Kingdom                                   21.1%    14,512,681
United States                                     5.7%     3,887,831
                                            ---------    -----------
Total Common Stocks, Preferred Stocks,
  and Warrants                                   95.8%   $65,965,088
Short-Term Investments                            3.6%   $ 2,447,000

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 1999
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $56,915,324)         $68,412,088
Cash                                            4,392
Foreign currency, at value (identified
   cost $1,599)                                 1,584
Receivable for investments sold               236,614
Receivable for Fund shares sold             1,194,713
Dividends receivable                           37,469
Tax reclaim receivable                         15,584
Deferred organization expenses                 45,647
-----------------------------------------------------
TOTAL ASSETS                              $69,948,091
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 1,002,581
Payable for Fund shares redeemed               81,613
Accrued expenses                               62,938
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,147,132
-----------------------------------------------------
NET ASSETS                                $68,800,959
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $57,608,852
Accumulated net realized loss (computed
   on the basis of identified cost)          (155,504)
Accumulated net investment loss              (149,163)
Net unrealized appreciation (computed on
   the basis of identified cost)           11,496,774
-----------------------------------------------------
TOTAL                                     $68,800,959
-----------------------------------------------------
Class A Shares
-----------------------------------------------------
NET ASSETS                                $27,832,667
SHARES OUTSTANDING                          2,287,957
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     12.16
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $12.16)      $     12.90
-----------------------------------------------------
Class B Shares
-----------------------------------------------------
NET ASSETS                                $26,498,112
SHARES OUTSTANDING                          2,202,847
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     12.03
-----------------------------------------------------
Class C Shares
-----------------------------------------------------
NET ASSETS                                $14,470,180
SHARES OUTSTANDING                          1,205,987
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     12.00
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 1999
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $69,718)                               $   566,837
Interest                                      182,656
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   749,493
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   384,881
Trustees fees and expenses                      1,374
Distribution and service fees
   Class A                                      5,808
   Class B                                    130,681
   Class C                                     76,427
Custodian fee                                 121,654
Transfer and dividend disbursing agent
   fees                                        47,609
Registration fees                              39,608
Legal and accounting services                  22,958
Amortization of organization expenses          12,204
Printing and postage                            9,953
Miscellaneous                                  19,909
-----------------------------------------------------
TOTAL EXPENSES                            $   873,066
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (123,573)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $    (5,417)
   Foreign currency transactions                 (597)
-----------------------------------------------------
NET REALIZED LOSS                         $    (6,014)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $13,265,926
   Foreign currency                            (5,297)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $13,260,629
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $13,254,615
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $13,131,042
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 1999  OCTOBER 31, 1998(1)
-------------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (123,573) $           (37,720)
   Net realized loss                                (6,014)            (146,432)
   Net change in unrealized
      appreciation (depreciation)               13,260,629           (1,763,855)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     13,131,042  $        (1,948,007)
-------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     19,812,005  $         9,619,827
      Class B                                   14,226,821           11,302,337
      Class C                                    9,320,792            5,803,262
   Cost of shares redeemed
      Class A                                   (3,770,105)          (2,408,094)
      Class B                                   (2,957,284)            (578,409)
      Class C                                   (1,845,706)            (907,522)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     34,786,523  $        22,831,401
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     47,917,565  $        20,883,394
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of year                      $     20,883,394  $                --
-------------------------------------------------------------------------------
AT END OF YEAR                            $     68,800,959  $        20,883,394
-------------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
-------------------------------------------------------------------------------
AT END OF YEAR                            $       (149,163) $           (36,912)
-------------------------------------------------------------------------------

 (1) For the period from the start of business, April 22, 1998, to October 31, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            CLASS A
                                -------------------------------
                                    YEAR ENDED OCTOBER 31,
                                -------------------------------
                                  1999(1)        1998(1)(2)
---------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 8.840         $10.000
---------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------
Net investment income             $ 0.016         $ 0.012
Net realized and unrealized
   gain (loss)                      3.304          (1.172)
---------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 3.320         $(1.160)
---------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $12.160         $ 8.840
---------------------------------------------------------------

TOTAL RETURN(3)                     37.56%         (11.60)%
---------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------
Net assets, end of year
   (000's omitted)                $27,833         $ 6,659
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      1.73%           1.97%(4)
   Net expenses after
      custodian fee reduction        1.73%           1.95%(4)
   Net investment income             0.15%           0.25%(4)
Portfolio Turnover                     60%             14%
---------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                          2.20%(4)
   Expenses after custodian
      fee reduction                                  2.18%(4)
   Net investment income                             0.02%(4)
Net investment income per
   share                                          $ 0.001
---------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding
(2) For the period from the start of business, April 22, 1998, to October 31, 1998.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            CLASS B
                                -------------------------------
                                    YEAR ENDED OCTOBER 31,
                                -------------------------------
                                  1999(1)        1998(1)(2)
---------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 8.810         $10.000
---------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------
Net investment loss               $(0.055)        $(0.039)
Net realized and unrealized
   gain (loss)                      3.275          (1.151)
---------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 3.220         $(1.190)
---------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $12.030         $ 8.810
---------------------------------------------------------------

TOTAL RETURN(3)                     36.55%         (11.90)%
---------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $26,498         $ 9,808
Ratios (As a percentage of
   average daily net assets)
   Net expenses                      2.53%           2.72%(4)
   Net expenses after
      custodian fee reduction        2.53%           2.70%(4)
   Net investment loss              (0.53)%         (0.80)%(4)
Portfolio Turnover                     60%             14%
---------------------------------------------------------------
+ The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the
   Investment Adviser, or both. Had such actions not been
   taken, the ratios and net investment income (loss) per share would have been as follows:
Ratios (As a percentage of
   average daily net assets)
   Expenses                                          2.95%(4)
   Expenses after custodian
      fee reduction                                  2.93%(4)
   Net investment loss                              (1.03)%(4)
Net investment loss per share                     $(0.050)
---------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, April 22, 1998, to October 31, 1998.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            CLASS C
                                -------------------------------
                                    YEAR ENDED OCTOBER 31,
                                -------------------------------
                                  1999(1)        1998(1)(2)
---------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 8.800         $10.000
---------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------
Net investment loss               $(0.080)        $(0.055)
Net realized and unrealized
   gain (loss)                      3.280          (1.145)
---------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 3.200         $(1.200)
---------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $12.000         $ 8.800
---------------------------------------------------------------

TOTAL RETURN(3)                     36.36%         (12.00)%
---------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $14,470         $ 4,416
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      2.71%           2.97%(4)
   Net expenses after
      custodian fee reduction        2.71%           2.95%(4)
   Net investment loss              (0.78)%         (1.15)%(4)
Portfolio Turnover                     60%             14%
---------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                          3.20%(4)
   Expenses after custodian
      fee reduction                                  3.18%(4)
   Net investment loss                              (1.38)%(4)
Net investment loss per share                     $(0.066)
---------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, April 22, 1998, to October 31, 1998.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed International Growth Fund (the Fund) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Fund, which is a series of Eaton Vance Mutual Funds Trust (the Trust), seeks to provide long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Fund. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. At
   October 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $125,361 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2006.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 E Forward Foreign Currency Exchange Contracts -- The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average cash balances the Fund maintains with IBT. All significant credit

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary overdistributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              YEAR ENDED OCTOBER 31,
                                              ----------------------
    CLASS A                                   1999        1998(1)
    ----------------------------------------------------------------
    Sales                                      1,904,157     993,335
    Redemptions                                 (369,243)   (240,292)
    ----------------------------------------------------------------
    NET INCREASE                               1,534,914     753,043
    ----------------------------------------------------------------

                                              YEAR ENDED OCTOBER 31,
                                              ----------------------
    CLASS B                                   1999        1998(1)
    ----------------------------------------------------------------
    Sales                                      1,385,517   1,177,721
    Redemptions                                 (295,860)    (64,531)
    ----------------------------------------------------------------
    NET INCREASE                               1,089,657   1,113,190
    ----------------------------------------------------------------

                                              YEAR ENDED OCTOBER 31,
                                              ----------------------
    CLASS C                                   1999        1998(1)
    ----------------------------------------------------------------
    Sales                                        887,282     602,832
    Redemptions                                 (183,061)   (101,066)
    ----------------------------------------------------------------
    NET INCREASE                                 704,221     501,766
    ----------------------------------------------------------------

 (1) For the period from the start of business, April 22, 1998, to October 31, 1998

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) earns an investment adviser fee as compensation for management and investment advisory services rendered to the Fund. The fee is computed at the monthly rate of 1/12 of 1% (1.00% per annum) of the Fund's average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended October 31, 1999 the effective annual rate, based on average daily net assets, was 1.00%.

   Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organization. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $46,269 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 1999.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   Trustees of the Fund who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 1999, no significant amounts have been deferred.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $121,193 and $57,320 for Class B, and Class C shares, respectively, to or payable to EVD for the year ended October 31, 1999, representing 0.75% of the average daily net assets for Class B and Class C shares. At October 31, 1999, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $1,050,000 and $830,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended October 31, 1999 amounted to $5,808, $9,488, and $19,107 for Class A, Class B and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   Class B and Class C shares are each subject to a contingent deferred sales charge (CDSC). A CDSC generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase.

   Generally, the CDSC is based on the lower of the net asset value at the date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B and Class C shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B and C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B's and Class C's Distribution Plans (see Note 5). CDSC charges received on Class B and C redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $32,000 and $5,000 of CDSC paid by shareholders of Class B and Class C shares, respectively, during the year ended October 31, 1999.

7 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $55,110,810 and $22,716,068, respectively, for the year ended October 31, 1999.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

8 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 1999, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $57,371,712
    -----------------------------------------------------
    Gross unrealized appreciation             $12,025,267
    Gross unrealized depreciation                (996,590)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $11,028,677
    -----------------------------------------------------

9 Line of Credit
-------------------------------------------
   The Fund participates with other funds and portfolios managed by EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. The Fund may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund or portfolio based on its borrowings at an amount above the Eurodollar rate or federal funds advanced funding rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating funds and portfolios at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended October 31, 1999.

10 Risks associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Tax-Managed International Growth Fund (the Fund) as of October 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 1999 and 1998 and the financial highlights for each of the years in the two-year period ended October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights, referred to above, present fairly in all material respects, the financial position of Eaton Vance Tax-Managed International Growth Fund at October 31, 1999, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 3, 1999

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 1999

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin Lang
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE
TAX-MANAGED INTERNATIONAL GROWTH FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC GLOBAL FUND SERVICES
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022






EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109






--------------------------------------------------------------------------------
      This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
038-10/99                                                            IGSRC-10/99